Capital Management (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 291.0	$ 175.0
Non-current portion of long-term debt	1,527.3	1,208.5
Long-term debt	1,818.3	1,383.5
Bank indebtedness	29.6	17.1
Less: cash and cash equivalents	(398.1)	(228.5)	$ (352.9)
Net debt	1,449.8	1,172.1
Shareholders’ equity	3,240.4	2,945.1	$ 2,451.1
Total capital managed	$ 4,690.2	$ 4,117.2